Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)(b)	2,633	$2,540
National CineMedia Inc.	1,446	4,772

		7,312

Commercial Services — 1.4%
Graham Holdings Co., Class B	72	28,081
Nielsen Holdings PLC	4,224	62,219
Viad Corp.	96	2,301

		92,601

Entertainment — 3.9%
AMC Entertainment Holdings Inc., Class A(b)	660	3,247
Churchill Downs Inc.	185	18,541
Cinemark Holdings Inc.	1,866	26,647
Eldorado Resorts Inc.(a)	108	2,316
IMAX Corp.(a)	1,152	13,248
Lions Gate Entertainment Corp., Class A(a)	1,914	13,666
Lions Gate Entertainment Corp., Class B, NVS(a)	3,851	25,725
Live Nation Entertainment Inc.(a)	1,512	67,843
Madison Square Garden Sports Co. (The)(a)	288	49,340
Penn National Gaming Inc.(a)	192	3,421
Reading International Inc., Class A, NVS(a)	270	1,152
Scientific Games Corp./DE, Class A(a)	486	6,128
SeaWorld Entertainment Inc.(a)	714	10,489
Six Flags Entertainment Corp.	1,122	22,451

		264,214

Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	846	50,785

Internet — 17.8%
Alphabet Inc., Class A(a)	59	79,455
Alphabet Inc., Class C, NVS(a)	64	86,314
IAC/InterActiveCorp.(a)	780	174,314
Netflix Inc.(a)	1,234	518,095
Roku Inc.(a)	1,363	165,237
Twitter Inc.(a)	6,241	178,992

		1,202,407

Leisure Time — 0.1%
Carnival Corp.	283	4,500
Liberty TripAdvisor Holdings Inc., Class A(a)	523	1,229

		5,729

Lodging — 0.2%
Las Vegas Sands Corp.	294	14,118
Marcus Corp. (The)	180	2,617

		16,735

Media — 56.2%
Altice USA Inc., Class A(a)	4,763	123,695
AMC Networks Inc., Class A(a)	1,296	30,910
Cable One Inc.	72	137,726
Central European Media Enterprises Ltd., Class A(a)	1,333	5,185
Charter Communications Inc., Class A(a)	799	395,689
Comcast Corp., Class A	11,824	444,937
Discovery Inc., Class A(a)	4,128	92,550
Discovery Inc., Class C, NVS(a)(b)	9,742	198,834
DISH Network Corp., Class A(a)	4,666	116,720
Entercom Communications Corp., Class A	3,972	4,846
Entravision Communications Corp., Class A	910	1,329
EW Scripps Co. (The), Class A, NVS	2,064	16,656
Fox Corp., Class A, NVS	10,189	263,589

Security	Shares	Value

Media (continued)
Fox Corp., Class B(a)	5,537	$141,526
Gannett Co. Inc.	1,518	1,715
Gray Television Inc.(a)	2,962	34,389
Hemisphere Media Group Inc.(a)	618	5,735
Iheartmedia Inc., Class A(a)	697	4,893
John Wiley & Sons Inc., Class A	305	11,453
Liberty Broadband Corp., Class A(a)	432	51,849
Liberty Broadband Corp., Class C, NVS(a)	2,399	294,309
Liberty Global PLC, Class A(a)	1,866	36,238
Liberty Global PLC, Class C, NVS(a)	5,664	103,708
Liberty Latin America Ltd., Class A(a)	232	2,482
Liberty Latin America Ltd., Class C, NVS(a)	1,096	11,333
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	564	19,012
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	575	19,590
Madison Square Garden Entertainment Corp.(a)	288	23,818
Meredith Corp.	1,140	16,906
MSG Networks Inc., Class A(a)	1,578	18,747
New York Times Co. (The), Class A	2,832	92,097
News Corp., Class A, NVS	8,303	82,283
News Corp., Class B	2,592	26,490
Nexstar Media Group Inc., Class A	1,536	107,581
Saga Communications Inc., Class A	162	4,555
Scholastic Corp., NVS	324	9,419
Sinclair Broadcast Group Inc., Class A	2,177	38,424
Sirius XM Holdings Inc.	22,633	133,761
TEGNA Inc.	6,862	73,561
ViacomCBS Inc., Class A	197	3,867
ViacomCBS Inc., Class B, NVS	9,599	165,679
Walt Disney Co. (The)	3,445	372,577
World Wrestling Entertainment Inc., Class A	1,367	60,790

		3,801,453

Real Estate Investment Trusts — 0.7%
Lamar Advertising Co., Class A	690	39,778
Ryman Hospitality Properties Inc.	126	4,453

		44,231

Retail — 0.7%
Qurate Retail Inc. Series A(a)	6,058	48,797

Software — 13.6%
Activision Blizzard Inc.	6,257	398,758
Daily Journal Corp.(a)	12	3,330
Electronic Arts Inc.(a)	2,664	304,389
Glu Mobile Inc.(a)	1,206	9,407
Take-Two Interactive Software Inc.(a)	1,228	148,649
TiVo Corp.	1,962	13,793
Zynga Inc., Class A(a)	5,202	39,223

		917,549

Telecommunications — 1.2%
AT&T Inc.	1,181	35,985
GCI Liberty Inc., Class A(a)	371	22,568
Harmonic Inc.(a)(b)	696	4,037
Shenandoah Telecommunications Co.	325	17,391

		79,981

Toys, Games & Hobbies — 2.5%
Hasbro Inc.	1,968	142,109
Mattel Inc.(a)	2,743	23,919

		166,028

Total Common Stocks — 99.1% (Cost: $7,439,833)		6,697,822

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	231,338	$231,593
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	48,000	48,000

		279,593

Total Short-Term Investments — 4.1% (Cost: $279,283)		279,593

Total Investments in Securities — 103.2% (Cost: $7,719,116)		6,977,415

Other Assets, Less Liabilities — (3.2)%		(217,895)

Net Assets — 100.0%		$6,759,520

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	87,096	144,242	231,338	$231,593	$1,381	(b)	$(125)	$300
BlackRock Cash Funds: Treasury, SL Agency Shares	51,000	(3,000)	48,000	48,000	671		—	—

				$279,593	$2,052		$(125)	$300

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,697,822	$—	$—	$6,697,822
Money Market Funds	279,593	—	—	279,593

	$6,977,415	$—	$—	$6,977,415

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2